S-K 1604, De-SPAC Transaction	Aug. 22, 2025
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]	The SVII Board concluded that the potential benefits that it expected SVII and its shareholders to achieve as a result of the Transaction outweighed the potentially negative factors associated with the Transaction. Accordingly, the SVII Board determined that the Merger Agreement and the Transaction (including the Redomicile and the Merger), were advisable, fair to and in the best interests of, SVII and its shareholders.
De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]	Pursuant to the Merger Agreement, each of the following transactions will occur in the following order: (i) one day prior to the Closing Date, immediately prior to the Redomicile Effective Time, (a) the sole outstanding SVII Class B Ordinary Share will convert into one SVII Class A Ordinary Share, (b) each SVII Unit will separate and convert into its component securities, and (c) each outstanding SVII Right will convert, in multiples of ten, into the underlying SVII Class A Ordinary Shares; (ii) at the Redomicile Effective Time, (a) SVII will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and transferring by way of continuation and domesticating as a corporation incorporated under the laws of the State of Nevada, and in connection therewith, will change its corporate name to “Eagle Nuclear Energy Corp.”, (b) each outstanding SVII Class A Ordinary Share will convert into one share of New Eagle Common Stock, and (c) each outstanding SVII Warrant will by its terms convert to one New Eagle Warrants; and (iii) on the Closing Date, at the effective time of the Merger, (a) Merger Sub will merge with and into Eagle, with Eagle surviving the Merger as the Surviving Corporation, and, as a result of the Merger, Eagle will become a direct, wholly owned subsidiary of New Eagle, (b) each outstanding share of Merger Sub Common Stock will be converted into one share of Surviving Corporation Common Stock, and (c) each outstanding share of Eagle Common Stock will be canceled and converted into a number of shares of New Eagle Common Stock equal to the Exchange Ratio
De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]

Pursuant to the Merger Agreement, each of the following transactions will occur in the following order: (i) one day prior to the closing date of the Transaction (the “Closing Date”), immediately prior to the effective time of the Redomicile (as defined below) (the “Redomicile Effective Time”), (a) the sole outstanding Class B ordinary share, par value $0.0001 per share, of SVII will convert into one Class A ordinary share, par value $0.0001 per share, of SVII (“Class A Ordinary Share”), (b) each outstanding unit of SVII will separate and convert into its component securities, and (c) each outstanding right of SVII to receive one-tenth (1/10) of one SVII Class A Ordinary Share (“SVII Right”) will convert, in multiples of ten, into the underlying SVII Class A Ordinary Shares; (ii) at the Redomicile Effective Time, (a) SVII will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and transferring by way of continuation and domesticating as a corporation incorporated under the laws of the State of Nevada (the “Redomicile”), and in connection therewith, will change its corporate name to “Eagle Nuclear Energy Corp.” (“New Eagle”), (b) each outstanding SVII Class A Ordinary Share will convert into one share of common stock, par value $0.0001 per share, of New Eagle (“New Eagle Common Stock”), and (c) each outstanding warrant to purchase SVII Class A Ordinary Shares (including public warrants (“SVII Public Warrants”) and private placement warrants (“SVII Private Warrants”)) will by its terms convert to one warrant to purchase an equal number of shares of New Eagle Common Stock; and (iii) on the Closing Date, at the effective time of the Merger (as defined below), (a) Merger Sub will merge with and into Eagle (the “Merger”), with Eagle surviving the Merger as the surviving corporation (the “Surviving Corporation”), and, as a result of the Merger, Eagle will become a direct, wholly owned subsidiary of New Eagle, (b) each outstanding share of common stock, no par value, of Merger Sub will be converted into one share of common stock, par value $0.0001 per share, of the Surviving Corporation, and (c) each outstanding share of common stock, par value $0.0001 per share, of Eagle will be canceled and converted into a number of shares of New Eagle Common Stock equal to the Exchange Ratio (as defined in the Merger Agreement), resulting in an aggregate of 23,350,000 shares of New Eagle Common Stock being issued to the Eagle stockholders (the “Aggregate Merger Consideration”).

De-SPAC Forepart, Sponsor Compensation [Table Text Block]

	Interest in Securities	Other Compensation
Sponsor

The Sponsor paid $25,000 to cover certain pre-IPO expenses, in exchange for the issuance of the SVII Founder Shares, or approximately $0.004 per share, and subsequently transferred 40,000 SVII Founder Shares to each of SVII’s independent directors. In connection with the closing of the IPO, the Sponsor purchased the SVII Private Warrants for an aggregate purchase price of $13,350,000. At the Closing, pursuant to the Sponsor Support Agreement, the Sponsor will forfeit an amount of shares of New Eagle Common Stock and New Eagle Warrants such that the Sponsor will hold (i) 3,100,000 shares of New Eagle Common Stock (inclusive of shares representing the aggregate 120,000 SVII Founder Shares transferred to SVII’s independent directors as noted above and an aggregate of 691,666 SVII Founder Shares to be transferred to the NRA Investors in connection with the Closing) and (ii) 8,500,000 New Eagle Warrants (including 1,500,000 New Eagle Warrants to be received upon conversion of the Contributions pursuant to the Extension Promissory Note (as defined below)).

SVII has agreed to reimburse the Sponsor for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with activities on SVII’s behalf. As of June 30, 2025, SVII has not reimbursed the Sponsor for any out-of-pocket expenses.

In connection with the approval of SVII’s first extension, SVII and the Sponsor entered into an unsecured promissory note (the “Extension Promissory Note”), pursuant to which the Sponsor made Contributions of $1,500,000 to the Trust Account. Such Contributions are anticipated to be converted into 1,500,000 New Eagle Private Warrants in connection with the consummation of the Transaction.

	Interest in Securities	Other Compensation

SVII Directors and Officers	In February 2021, the Sponsor transferred 40,000 SVII Founder Shares to each of SVII’s independent directors.

SVII has agreed to reimburse its directors and officers for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by its directors and officers in connection with activities on SVII’s behalf. As of June 30, 2025, SVII has not reimbursed its directors and officers for any out-of-pocket expenses.

NRA Investors

Pursuant to the Non-Redemption Agreements, the Sponsor is obligated transfer, or forfeit and cause the issuance of, an aggregate of 691,666 shares of New Eagle Common Stock to the NRA Investors at the Closing.

None

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]

SUMMARY OF THE PROXY STATEMENT/PROSPECTUS

This summary highlights selected information from this proxy statement/prospectus and does not contain all of the information that is important to you. To better understand the proposals to be submitted for a vote at the Extraordinary General Meeting, including the Transaction Proposal, you should read this entire document carefully, including the Merger Agreement attached as Annex A to this proxy statement/prospectus. The Merger Agreement is the legal document that governs the Merger and the other transactions that will be undertaken in connection with the Transaction. It is also described in detail in this proxy statement/prospectus in the section titled “Proposal No. 1 —The Transaction Proposal — Merger Agreement.”

The Parties

SVII

SVII is a blank check company incorporated as a Cayman Islands exempted company on January 19, 2021 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The SVII Units, SVII Public Shares, SVII Rights and SVII Public Warrants are currently listed on Nasdaq under the symbols “SVIIU,” “SVII,” “SVIIR” and “SVIIW,” respectively.

SVII’s executive offices are located at 2100 McKinney Ave, Suite 1675, Dallas, TX 75201, and its phone number is (214) 308-5230.

Eagle

Eagle Energy Metals Corp. is a Nevada corporation that was incorporated under the laws of the State of Delaware on December 14, 2023, as Eagle Battery Metals Corp. On January 31, 2024, Eagle changed its name to Eagle Energy Metals Corp., and on October 18, 2024, Eagle filed articles of conversion with the Nevada Secretary of State to convert into a Nevada corporation. Eagle is a next-generation nuclear energy company that seeks to combine domestic uranium exploration and development with proprietary small modular reactor (SMR) technology. Eagle holds the rights to the largest mineable, measured and indicated uranium deposit in the United States, referred to as the Aurora Uranium Project, located in southeastern Oregon. The Aurora Uranium Project includes the Aurora deposit, with an estimated 37.73 million pounds of near-surface uranium and the adjacent Cordex Zone Eagle’s SMR technology, developed under an exclusive license agreement with UNMRI, the technology licensing arm of the University of New Mexico, is based on liquid metal-cooled reactors. It includes the VSLLIM, with electrical generation capacities of less than 10MWth, and the SLIMM, with output capacities between 10MWth and 100MWth.

Eagle’s mission is to supply uranium to the growing nuclear energy industry and play a leading role in the global transition to clean, reliable, and affordable energy. Eagle is committed to meeting rising demand for resilient, cost-effective energy and supporting advanced computing and artificial intelligence by providing uranium for both traditional nuclear reactors and the SMRs it plans to develop. Eagle may also enter into offtake agreements to sell excess uranium to energy producers, utilities, nuclear fuel fabricators, and advanced reactor developers seeking secure domestic supply. By combining a substantial uranium asset with advanced SMR technology, Eagle seeks to create an integrated nuclear platform positioned to help restore American leadership in the global nuclear industry.

Merger Sub

Merger Sub is a Nevada corporation and wholly owned, direct subsidiary of SVII. Merger Sub does not own any material assets or operate any business and was formed solely for the purpose of participating in the Transaction.

The Transaction Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of ordinary resolution, to approve and adopt the Merger Agreement and the Transaction contemplated thereby, pursuant to which each of the following transactions will occur in the following order: (i) one day prior to the Closing Date, immediately prior to the Redomicile Effective Time, (a) the sole outstanding SVII Class B Ordinary Share will convert into one SVII Class A Ordinary Share, (b) each SVII Unit will separate and convert into its component securities, and (c) each outstanding SVII Right will convert, in multiples of ten, into the underlying SVII Class A Ordinary Shares; (ii) at the Redomicile Effective Time, (a) SVII will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and transferring by way of continuation and domesticating as a corporation incorporated under the laws of the State of Nevada, and in connection therewith, will change its corporate name to “Eagle Nuclear Energy Corp.”, (b) each outstanding SVII Class A Ordinary Share will convert into one share of New Eagle Common Stock, and (c) each outstanding SVII Warrant will by its terms convert to one New Eagle Warrants; and (iii) on the Closing Date, at the effective time of the Merger, (a) Merger Sub will merge with and into Eagle, with Eagle surviving the Merger as the Surviving Corporation, and, as a result of the Merger, Eagle will become a direct, wholly owned subsidiary of New Eagle, (b) each outstanding share of Merger Sub Common Stock will be converted into one share of Surviving Corporation Common Stock, and (c) each outstanding share of Eagle Common Stock will be canceled and converted into a number of shares of New Eagle Common Stock equal to the Exchange Ratio (as defined in the Merger Agreement). For more information, please see the section entitled “Proposal No. 1 — The Transaction Proposal.”

The Redomicile Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of special resolution, to approve and adopt the Redomicile. For more information, please see the section entitled “Proposal No. 2 — The Redomicile Proposal.”

The Amendment Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of special resolution, to approve the adoption of the New Eagle Organizational Documents. For more information, please see the section entitled “Proposal No. 3 — The Amendment Proposal.”

The Advisory Amendment Proposals

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon six separate governance proposals, in each case by way of ordinary resolution and on a non-binding and advisory basis only, to approve the following material changes between the SVII Articles and the New Eagle Organizational Documents:

(A)	Proposal No. 4A — Changes to Authorized Capital Stock;
(B)	Proposal No. 4B — Required Vote to Amend the Charter;
(C)	Proposal No. 4C — Director Removal;
(D)	Proposal No. 4D — Exclusive Forum Provision;
(E)	Proposal No. 4E — Stockholder Action by Written Consent; and
(F)	Proposal No. 4F — Removal of Blank Check Company Provisions.

For more information, please see the section entitled “Proposal Nos. 4A through 4F — The Advisory Amendment Proposals.”

The Nasdaq Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of ordinary resolution, including for purposes of complying with the applicable provisions of Nasdaq Listing Rules 5635(a), (b) and (d), to approve the issuance or potential issuance of shares of New Eagle Common Stock in connection with the Transaction, including in connection with the Redomicile, the Merger, the PIPE Financing and the Oregon Acquisition, and any other issuances of shares of New Eagle Common Stock and securities convertible into or exercisable for shares of New Eagle Common Stock pursuant to subscription, purchase or other similar agreements that SVII may enter into prior to the Closing. For more information, please see the section entitled “Proposal No. 5 — The Nasdaq Proposal.”

The Equity Plan Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of ordinary resolution, to approve and adopt the New Eagle Equity Plan and any form award agreements thereunder. For more information, please see the section entitled “Proposal No. 6 — The Equity Plan Proposal.”

The Director Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of ordinary resolution, to approve the election of five directors to serve on the New Eagle Board. For more information, please see the section entitled “Proposal No. 7 — The Director Proposal.”

The Adjournment Proposal

At the Extraordinary General Meeting, SVII shareholders will be asked to consider and vote upon a proposal, by way of ordinary resolution, to direct the chairman of the Extraordinary General Meeting to adjourn the Extraordinary General Meeting to a later date or dates, if necessary or convenient, (i) to permit further solicitation and vote of proxies if, based on the tabulated votes at the time of the Extraordinary General Meeting, there are not sufficient votes to approve one or more proposals presented to shareholders for vote or if certain conditions under the Merger Agreement are not satisfied or waived or (ii) if the SVII Board determines before the Extraordinary General Meeting that it is not necessary or no longer desirable to proceed with one or more proposals presented to shareholders for vote. For more information, please see the section entitled “Proposal No. 8 — The Adjournment Proposal.”

Date, Time and Place of Extraordinary General Meeting of SVII Shareholders

The Extraordinary General Meeting will be held on              , 2025 at             , Eastern Time, at the offices of Greenberg Traurig, LLP, located at One Vanderbilt Ave, New York, NY 10017, and via virtual meeting, or at such other time, on such other date and at such other place to which the Extraordinary General Meeting may be adjourned or postponed, for the purpose of considering and voting upon the Proposals set forth in this proxy statement/prospectus.

Voting Power; Record Date

SVII shareholders owning SVII Ordinary Shares at the close of business on              , 2025, which is the record date for the Extraordinary General Meeting, will be entitled to vote or direct votes to be cast at such Extraordinary General Meeting. Each SVII shareholder is entitled to one vote for each SVII Ordinary Share owned as of the close of business on the record date.

Quorum and Vote of SVII Shareholders

A quorum of SVII’s shareholders is necessary to hold a valid meeting. Holders of a majority in voting power of the issued and outstanding SVII Ordinary Shares entitled to vote at the Extraordinary General Meeting, present in person (including by virtual attendance) or by proxy, constitute a quorum.

The Closing is conditioned on the approval of the Condition Precedent Proposals. Each of the Condition Precedent Proposals is cross-conditioned on the approval of each such other Proposal. Each of the Advisory Amendment Proposals and the Adjournment Proposal are not conditioned on the approval of any other Proposal set forth in this proxy statement/prospectus.

Approval of each of the Transaction Proposal, the Nasdaq Proposal, the Equity Plan Proposal, the Director Proposal and, if presented, the Adjournment Proposal, requires an ordinary resolution under Cayman Islands law, being the affirmative vote of the holders of at least a majority of the issued and outstanding SVII Ordinary Shares who, being present in person (including by virtual attendance) or by proxy and entitled to vote thereon, vote at the Extraordinary General Meeting. Approval of each of the Redomicile Proposal and the Amendment Proposal requires a special resolution under Cayman Islands law, being the affirmative vote of the holders of at least a two-thirds (2/3) majority of the issued and outstanding SVII Ordinary Shares who, being present in person (including by virtual attendance) or by proxy and entitled to vote thereon, vote at the Extraordinary General Meeting.

Approval of each of the Advisory Amendment Proposals requires an ordinary resolution under Cayman Islands law, being the affirmative vote of the holders of at least a majority of the issued and outstanding SVII Ordinary Shares who, being present in person (including by virtual attendance) or by proxy and entitled to vote thereon, vote at the Extraordinary General Meeting. A vote to approve each of the Advisory Amendment Proposals is an advisory vote, and therefore, is not binding on SVII or Eagle or their respective boards of directors. Accordingly, regardless of the outcome of the non-binding, advisory votes on the Advisory Amendment Proposals, SVII and Eagle intend that the New Eagle Organizational Documents, in the forms attached to this proxy statement/prospectus as Annexes B and C, and containing the provisions noted in the Advisory Amendment Proposals, will take effect at the Redomicile Effective Time, assuming approval of the Condition Precedent Proposals.

Redemption Rights

Pursuant to the SVII Articles, any holders of SVII Public Shares may demand that such shares be redeemed in exchange for a pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Transaction, including interest earned on the funds held in the Trust Account and not previously released to SVII to pay its taxes (if any), upon the consummation of the Transaction. Holders of SVII Public Shares are not required to vote on any of the Proposals to be presented at the Extraordinary General Meeting in order to demand redemption of their SVII Public Shares. If demand is properly made and the Transaction is consummated, these shares, immediately prior to the Closing, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Transaction, including interest earned on the funds held in the Trust Account and not previously released to SVII to pay its taxes (if any), upon the consummation of the Transaction. For illustrative purposes, based on funds in the Trust Account of approximately $26.1 million on June 30, 2025, the estimated per share redemption price would have been approximately $11.79.

Appraisal or Dissenters’ Rights

SVII securityholders do not have appraisal or dissenters’ rights in connection with the Transaction or the Redomicile under the Companies Act or the NRS. However, SVII shareholders are still entitled to exercise redemption rights as set out in the section entitled “The Extraordinary General Meeting of SVII Shareholders — Redemption Rights.”

Solicitation of Proxies

SVII will pay the cost of soliciting proxies for the Extraordinary General Meeting. SVII has engaged                     to assist in the solicitation of proxies for the Extraordinary General Meeting. SVII has agreed to pay Sodali & Co. a fee of $15,000. SVII will reimburse Sodali & Co. for reasonable out-of-pocket expenses and will indemnify Sodali & Co. and its affiliates against certain claims, liabilities, losses, damages and expenses. SVII also will reimburse banks, brokers and other custodians, nominees and fiduciaries representing beneficial owners of SVII Ordinary Shares for their expenses in forwarding soliciting materials to beneficial owners of SVII Ordinary Shares and in obtaining voting instructions from those owners. SVII’s directors, officers and employees (if any) may also solicit proxies by telephone, by facsimile, by mail, on the Internet or in person. They will not be paid any additional amounts for soliciting proxies.

Underwriter Fee Waivers

On September 30, 2024 and October 18, 2024, each of Citi and Guggenheim, respectively, constituting all of the IPO Underwriters, gratuitously waived their rights to 100% of the deferred fee payable to the IPO Underwriters upon completion of SVII’s initial business combination pursuant to the Underwriting Agreement, totaling approximately $8.1 million.

The IPO Underwriters were previously paid an aggregate of $4.6 million in underwriting commissions at the time of the IPO. The IPO underwriting services provided by the IPO Underwriters were substantially complete at the time of the IPO, with any deferred fees payable to the IPO Underwriters contingent upon the closing of SVII’s initial business combination. As a result of the gratuitous Waivers, the transaction expenses payable by SVII at the consummation of the Transaction will be reduced by approximately $8.1 million.

SVII initiated the requests for the Waivers from the IPO Underwriters in light of industry conditions at the time. Specifically, SVII was aware of other SPACs that had received waivers of deferred fees, wherein no assistance was provided by IPO underwriters towards closing of a business combination transaction. However, waivers of fees for services that have already been rendered, such as the Waivers, are unusual and some investors may find the Transaction less attractive as a result. The IPO Underwriters did not provide any additional detail in the Waivers regarding their specific reasons for agreeing to provide the Waivers, and SVII did not correspond with the IPO Underwriters about such reasons. To SVII’s knowledge, the Waivers constitute the IPO Underwriters’ resignation and/or refusal to act, as applicable, as underwriters for all purposes related to SVII matters, including with respect to the Transaction. Such Waivers therefore indicate, to SVII’s knowledge, that none of the IPO Underwriters want to be associated with the disclosures in this proxy statement/prospectus or any underlying business analysis related to the Transaction. No IPO Underwriter has been involved in the preparation of any portion of this proxy statement/prospectus or the registration statement on Form S-4 of which such proxy statement/prospectus forms a part. There can be no assurances that the IPO Underwriters agree with the disclosure herein regarding the Waivers, and no inference can be drawn to this effect.

As a result of the Waivers, SVII Public Shareholders may be more likely to exercise their redemption rights with respect to their SVII Public Shares and the proceeds that New Eagle receives as a result of the Transaction may therefore be reduced. Additionally, as a result of the Waivers, SVII Public Shareholders may be more likely to vote against the Transaction. If the Condition Precedent Proposals are not approved, then SVII will not consummate the Transaction. If SVII does not consummate the Transaction and fails to complete an initial business combination by October 17, 2025, or such later date as may be approved by SVII shareholders, SVII will be required to dissolve and liquidate, and the SVII Rights and SVII Warrants will expire worthless.

For additional information, see the sections entitled “Proposal No. 1 — The Transaction Proposal — Underwriter Fee Waivers,” “Risk Factors — Risks Related to SVII and the Transaction — Each of the IPO Underwriters were to be compensated, in part, on a deferred basis for already-rendered underwriting services in connection with the IPO that were substantially complete at the time of the IPO, yet the IPO Underwriters have instead gratuitously waived their entitlement to such compensation” and “Risk Factors — Litigation or legal proceedings could expose any of SVII, Eagle or New Eagle to significant liabilities and may have a negative impact on SVII’s, Eagle’s or New Eagle’s respective reputations or business, as applicable, and may be negatively impacted in light of the Waivers.”

Interests of SVII Initial Shareholders, Directors and Officers in the Transaction

When you consider the recommendation of the SVII Board to vote in favor of approval of the Proposals, you should keep in mind that the SVII Initial Shareholders and certain of SVII’s directors and officers have interests in the Transaction that are different from, in addition to, or in conflict with, your interests as a shareholder. See the section entitled “Proposal No. 1 — The Transaction Proposal — Interests of SVII Initial Shareholders, Directors and Officers in the Transaction.” See also the sections entitled “Risk Factors” and “Beneficial Ownership of Securities” for more information and other risks.

Recommendation of the SVII Board

The SVII Board believes that each of the Proposals to be presented at the Extraordinary General Meeting is in the best interests of SVII and SVII’s shareholders and unanimously recommends that SVII shareholders vote “FOR” each of such proposals.

Conditions to the Closing of the Transaction

There are a number of closing conditions in the Merger Agreement, including that SVII’s shareholders have approved and adopted the Merger Agreement. For a summary of the conditions that must be satisfied or waived prior to completion of the Transaction, please see the section entitled “Proposal No. 1 — The Transaction Proposal — Merger Agreement — Conditions to Closing.”

Anticipated Accounting Treatment

The Transaction is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SVII will be treated as the acquired company and Eagle will be treated as the acquirer for financial statement reporting purposes. See section entitled “Proposal No. 1 — The Transaction Proposal — Anticipated Accounting Treatment.”

Risk Factors

In evaluating the Proposals, you should carefully read this proxy statement/prospectus, including the annexes, and especially consider the factors discussed in the section entitled “Risk Factors.” Some, but not all, of the risks related to Eagle, SVII, the Transaction and New Eagle are summarized below:

Risks Related to Eagle’s Business and Industry

●	Eagle is an early-stage company with has limited to no operating history upon which investors can evaluate its future prospects.
●	Eagle is dependent on additional financing to conduct its business plan.
●	Eagle has not generated profits or revenues, and does not expect to do so in the near term.
●	Eagle’s financial statements were prepared on a going concern basis.
●	Eagle’s uranium exploration and development business is entirely dependent on the successful closing of the Aurora Option Agreement
●	Volatility in uranium prices may adversely affect the economic viability of the Aurora Uranium Project and increase investor dilution.
●	Eagle’s business is subject to risks inherent in mineral exploration and development activities.
●	Eagle and its target customers operate in a politically sensitive environment, and the public perception of nuclear energy can affect Eagle and its target customers.
●	Intense competition in the mining and SMR markets could limit Eagle’s ability to capture and retain market share.
●	Public acceptance of nuclear energy and competition from other energy sources is unknown.
●	Unfavorable media coverage of mining or nuclear energy could negatively affect Eagle’s business.
●	Mining operations involve a high degree of risk.
●	The Aurora Uranium Project is in the development stage. There is no assurance that Eagle can establish the existence of any mineral reserve from the Aurora Uranium Project in commercially exploitable quantities. Until then, we cannot earn any revenues from the Aurora Uranium Project, and our business could fail.
●	Mining and mineral exploration is inherently dangerous and subject to conditions or events beyond our control, which could have a material adverse effect on our business and plans.
●	Eagle’s exploration and development activities are subject to environmental risks, which could expose it to significant liability and result in the delay, suspension or termination of its operations.
●	Mining presents potential health risks; payment of any liabilities that arise from these health risks may adversely impact Eagle.
●	The cost of electricity generated from nuclear sources may not be cost competitive with other electricity generation sources in some markets, which could materially and adversely affect Eagle’s business.
●	Loss of government incentives to use nuclear power may have an adverse impact on the market for SMRs.
●	The market for SMRs generating nuclear power is not yet established and may not achieve the growth potential Eagle expects or may grow more slowly than expected.
●	Eagle’s licensed SMR technology is at an early stage, may never achieve commercial viability, and loss of the license would terminate the company’s ability to pursue this business.
●	Eagle depends entirely on a single license for its SMR technology platform.
●	Eagle’s SMR development remains conceptual and faces significant technical risk.
●	Eagle lacks the manufacturing infrastructure to scale any future SMR prototype, and early production efforts may cause significant cost overruns and delays.
●	Eagle’s directors and executive management team may have conflicts of interest.
●	The loss of key personnel, an inability to attract and retain additional personnel or difficulties in the integration of new members of Eagle’s management team into the company could affect its ability to successfully grow its business.
●	If demand for Eagle’s uranium resources does not develop as expected, its projected revenues and profits will be adversely affected.
●	Russia’s invasion of Ukraine is severely and unpredictably impacting global energy markets and supply chains, and rising concerns over a second severe nuclear accident in Ukraine could seriously hurt public reception to nuclear energy.

Risks Related to SVII and the Transaction

●	The Sponsor and SVII’s officers and directors have potential conflicts of interest in recommending that SVII shareholders vote in favor of approval of the Transaction Proposal and approval of the other Proposals described in this proxy statement/prospectus.
●	SVII Public Shareholders will have a reduced ownership and voting interest after the Transaction and will exercise less influence over management.
●	There can be no assurance that the shares of New Eagle Common Stock will be approved for listing on Nasdaq or that New Eagle will be able to comply with the continued listing standards of Nasdaq.
●	Subsequent to the consummation of the Transaction, New Eagle may be required to take write-downs or write-offs, or New Eagle may be subject to restructuring, impairment or other charges that could have a significant negative effect on New Eagle’s financial condition, results of operations and the price of New Eagle’s securities, which could cause you to lose some or all of your investment.
●	The SVII Board did not obtain a third-party valuation or fairness opinion in determining whether to proceed with the Transaction and, as a result, the terms may not be fair from a financial point of view to the SVII Public Shareholder.
●	SVII shareholders may be held liable for claims by third parties against SVII to the extent of distributions received by them upon redemption of their shares.

Risks Related to Ownership of New Eagle Securities

●	New Eagle may experience significant fluctuations in its results of operations, making it difficult to project future results.
●	Future sales of shares of New Eagle Common Stock after the consummation of the Transaction may cause the market price of the shares of New Eagle Common Stock to drop significantly, even if New Eagle’s business is doing well.
●	New Eagle’s audited financial position and results of operations may differ materially from the unaudited pro forma financial information presented to investors.
●	While SVII and Eagle work to complete the Transaction, Eagle’s management’s focus and resources may be diverted from operational matters and other strategic opportunities.

De-SPAC, Background, Prospectus Summary [Text Block]

The Parties

SVII

SVII is a blank check company incorporated as a Cayman Islands exempted company on January 19, 2021 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The SVII Units, SVII Public Shares, SVII Rights and SVII Public Warrants are currently listed on Nasdaq under the symbols “SVIIU,” “SVII,” “SVIIR” and “SVIIW,” respectively.

SVII’s executive offices are located at 2100 McKinney Ave, Suite 1675, Dallas, TX 75201, and its phone number is (214) 308-5230.

Eagle

Eagle Energy Metals Corp. is a Nevada corporation that was incorporated under the laws of the State of Delaware on December 14, 2023, as Eagle Battery Metals Corp. On January 31, 2024, Eagle changed its name to Eagle Energy Metals Corp., and on October 18, 2024, Eagle filed articles of conversion with the Nevada Secretary of State to convert into a Nevada corporation. Eagle is a next-generation nuclear energy company that seeks to combine domestic uranium exploration and development with proprietary small modular reactor (SMR) technology. Eagle holds the rights to the largest mineable, measured and indicated uranium deposit in the United States, referred to as the Aurora Uranium Project, located in southeastern Oregon. The Aurora Uranium Project includes the Aurora deposit, with an estimated 37.73 million pounds of near-surface uranium and the adjacent Cordex Zone Eagle’s SMR technology, developed under an exclusive license agreement with UNMRI, the technology licensing arm of the University of New Mexico, is based on liquid metal-cooled reactors. It includes the VSLLIM, with electrical generation capacities of less than 10MWth, and the SLIMM, with output capacities between 10MWth and 100MWth.

Eagle’s mission is to supply uranium to the growing nuclear energy industry and play a leading role in the global transition to clean, reliable, and affordable energy. Eagle is committed to meeting rising demand for resilient, cost-effective energy and supporting advanced computing and artificial intelligence by providing uranium for both traditional nuclear reactors and the SMRs it plans to develop. Eagle may also enter into offtake agreements to sell excess uranium to energy producers, utilities, nuclear fuel fabricators, and advanced reactor developers seeking secure domestic supply. By combining a substantial uranium asset with advanced SMR technology, Eagle seeks to create an integrated nuclear platform positioned to help restore American leadership in the global nuclear industry.

Merger Sub

Merger Sub is a Nevada corporation and wholly owned, direct subsidiary of SVII. Merger Sub does not own any material assets or operate any business and was formed solely for the purpose of participating in the Transaction.

De-SPAC, Material Terms, Prospectus Summary [Text Block]

The Transaction Proposal

At the Extraordinary General Meeting, the SVII shareholders will be asked to consider and vote upon a proposal, by way of ordinary resolution, to approve and adopt the Merger Agreement and the Transaction contemplated thereby, pursuant to which each of the following transactions will occur in the following order: (i) one day prior to the Closing Date, immediately prior to the Redomicile Effective Time, (a) the sole outstanding SVII Class B Ordinary Share will convert into one SVII Class A Ordinary Share, (b) each SVII Unit will separate and convert into its component securities, and (c) each outstanding SVII Right will convert, in multiples of ten, into the underlying SVII Class A Ordinary Shares; (ii) at the Redomicile Effective Time, (a) SVII will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and transferring by way of continuation and domesticating as a corporation incorporated under the laws of the State of Nevada, and in connection therewith, will change its corporate name to “Eagle Nuclear Energy Corp.”, (b) each outstanding SVII Class A Ordinary Share will convert into one share of New Eagle Common Stock, and (c) each outstanding SVII Warrant will by its terms convert to one New Eagle Warrants; and (iii) on the Closing Date, at the effective time of the Merger, (a) Merger Sub will merge with and into Eagle, with Eagle surviving the Merger as the Surviving Corporation, and, as a result of the Merger, Eagle will become a direct, wholly owned subsidiary of New Eagle, (b) each outstanding share of Merger Sub Common Stock will be converted into one share of Surviving Corporation Common Stock, and (c) each outstanding share of Eagle Common Stock will be canceled and converted into a number of shares of New Eagle Common Stock equal to the Exchange Ratio (as defined in the Merger Agreement). For more information, please see the section entitled “Proposal No. 1 — The Transaction Proposal.”

De-SPAC, Board Determination, Prospectus Summary [Text Block]

The SVII Board believes that each of the Proposals to be presented at the Extraordinary General Meeting is in the best interests of SVII and SVII’s shareholders and unanimously recommends that SVII shareholders vote “FOR” each of such proposals.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]

SVII Board’s Reasons for the Approval of the Transaction

In evaluating the transaction with Eagle, the SVII Board consulted with its management, advisors and legal counsel, as well as financial and other consultants, and considered and evaluated several factors. In particular, the SVII Board considered the following positive factors, although not weighted or in any order of significance, in deciding to approve the Transaction:

●	Reasonableness of Consideration. Following a review of the financial data provided to SVII and the due diligence of Eagle’s business conducted by SVII’s management and SVII’s advisors, the SVII Board determined that the aggregate consideration to be paid in the Transaction was reasonable.
●	Transaction Proceeds. Depending on the extent of redemptions by SVII Public Shareholders and on the final amount of the expenses incurred in connection with the Transaction, the Transaction is expected to provide up to approximately $55 million of gross proceeds to Eagle.
●	Due Diligence. The SVII Board reviewed and discussed in detail the results of the due diligence examination of Eagle conducted by SVII’s management team and SVII’s financial and legal advisors, including virtual meetings with the management team and advisors of Eagle regarding Eagle’s business and business plan, operations and prospects, review of material contracts and other material matters, as well general financial, technical, legal, regulatory and accounting due diligence.
●	Business and Financial Condition. The SVII Board reviewed factors such as Eagle’s historical financial results, outlook and business and financial plans.
●	Post-Closing Economic Interest in New Eagle. If the Transaction is consummated, SVII shareholders (other than SVII shareholders that sought redemption of their SVII Class A Ordinary Shares) would have a meaningful economic interest in New Eagle and, as a result, would have a continuing opportunity to benefit from the success of New Eagle upon the Closing.
●	Experienced Management Team. The SVII Board believes that Eagle has a strong management team and that the senior management of Eagle, led by Mark Mukhija, P. Eng, intends to remain with Eagle in the capacity of officers or directors, which is expected to provide important continuity in advancing Eagle’s strategic and growth goals.
●	Commitment of Eagle’s Owners. The SVII Board considered the fact that Eagle’s Chief Executive Officer and the majority shareholders of Eagle, Fortuna Investments, are not selling any of their current shareholdings of Eagle in connection with the Transaction, and as such, will continue to own more than a majority of the share of New Eagle Common Stock on a pro forma basis, which the SVII Board believed reflects such shareholders’ belief in and commitment to the continued growth prospects of New Eagle going forward.
●	Terms of the Merger Agreement and the Related Agreements. The SVII Board considered the terms and conditions of the Merger Agreement and the related agreements and the transactions contemplated thereby, including the Redomicile and the Merger, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the transactions contemplated thereby and the termination provisions as well as the strong commitment by both Eagle and SVII to complete the Transaction.
●	Post-Transaction Corporate Governance. The fact that SVII will have certain post-closing corporate governance rights in New Eagle, including the right to nominate one director to the New Eagle Board, as further described in “Management of New Eagle Following the Transaction.”
●	Negotiated Transaction. The financial and other terms of the Merger Agreement and the fact that such terms and conditions were the product of arm’s length negotiations between SVII and Eagle.
●	Industry Growth Prospects. Eagle operates in the nuclear industry, which the SVII Board believes is an attractive industry with strong growth prospects.
●	Strong Bipartisan Political Support for Nuclear Energy. The SVII Board considered that support for nuclear and advanced nuclear solutions currently reflects a growing consensus among policymakers, investors, and industry leaders that these technologies are essential to achieving long-term decarbonization and energy security goals.
●	Multiple Avenues to Accelerate Organic Growth Opportunities. The SVII Board considered that Eagle benefits from multiple opportunities to drive organic growth. Eagle’s value-creation strategies are focused on two distinct opportunities in the nuclear value chain as well as a range of existing and emerging applications critical to energy transition mandates both domestically and internationally.

De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]

Dilution

The following table presents the net tangible book value per share at various redemption levels assuming various sources of material probable dilution (but excluding the effects of the Transaction itself):

	No Additional		25%		50%		75%		Maximum
	Redemptions(1)		Redemptions(2)		Redemptions(3)		Redemptions(4)		Redemptions(5)
		Tangible		Tangible		Tangible		Tangible		Tangible
		Book		Book		Book		Book		Book
		Value		Value		Value		Value		Value
		per		per		per		per		per
	Shares	Share	Shares	Share	Shares	Share	Shares	Share	Shares	Share
SVII net tangible book value per share as of May 31, 2025 (unadjusted)	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43
Accretion (Dilution) of SVII shareholders assuming the redemption of shares	9,880,096	$2.43	9,326,739	$1.88	8,773,382	$1.25	8,220,024	$0.54	7,666,667	$(0.27)
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Rights(6)	12,180,096	$1.97	11,626,739	$1.50	11,073,382	$0.99	10,520,024	$0.42	9,966,667	$(0.21)
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Public Warrants(7)	23,680,096	$6.60	23,126,739	$6.48	22,573,382	$6.34	22,020,024	$6.21	21,466,667	$6.06
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Private Warrants(8)(9)	30,680,096	$7.72	30,126,739	$7.64	29,573,382	$7.57	29,020,024	$7.48	28,466,667	$7.40
Initial offering price of SVII		$10.00		$10.00		$10.00		$10.00		10.00
Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Transaction		$7.72		$7.64		$7.57		$7.48		7.40
Dilution to non-redeeming shareholders		$(2.28)		$(2.36)		$(2.43)		$(2.52)		$(2.60)
(1)	Assumes that no SVII Public Shareholders exercise redemption rights with respect to their SVII Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
(2)

Assumes that 25% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 553,357 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $6.5 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(3)

Assumes that 50% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 1,106,714 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $13 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(4)

Assumes that 75% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 1,660,072 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $19.6 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(5)

Assumes that all of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 2,213,429 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $26.1 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(6)	Assumes 23,000,000 SVII Rights are converted into 2,300,000 shares of New Eagle Common Stock.
(7)	Assumes 11,500,000 SVII Public Warrants are exercised at an exercise price of $11.50 per share.
(8)	Assumes 7,000,000 SVII Private Warrants are exercised at an exercise price of $11.50 per share.
(9)	Assumes 6,350,000 SVII Private Warrants are forfeited by the Sponsor.

De-SPAC Prospectus Summary, Board Determination, Other Factors Considered [Text Block]
●	Nuclear Risks. The risk that nuclear accidents, even if wholly unrelated to Eagle’s business, may alter the prevailing industry and political tailwinds with respect to nuclear adoptions.
●	Redemption Risk. The potential that a significant number of SVII’s shareholders elect to redeem their shares prior to the consummation of the Transaction and pursuant to the SVII Articles.
●	Execution Risk. The potential risks and costs to SVII if the Transaction is not completed.
●	Exclusivity. The fact that the Merger Agreement includes exclusivity provisions that prohibit SVII from soliciting other business combination proposals, as further discussed above in “— The Merger Agreement — Covenants — Covenants of SVII.”
●	Shareholder Vote. The risk that SVII’s shareholders may fail to provide the votes necessary to approve and effect the Transaction.
●	Closing Conditions. The completion of the Transaction is conditioned on the satisfaction of certain closing conditions that are not within SVII’s control.
●	Listing Risks. The challenges associated with preparing Eagle, a privately held entity, for the applicable disclosure, controls and listing requirements to which Eagle will be subject as a publicly traded company on Nasdaq.
●	Litigation. The possibility of litigation challenging the Transaction or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Transaction.
●	Fees and Expenses. The expected fees and expenses associated with the Transaction, some of which would be payable regardless of whether the Transaction is ultimately consummated.
●	SVII Shareholders Receiving a Minority Position in New Eagle. The fact that current SVII shareholders will hold a minority interest in New Eagle, which will limit or preclude the ability of SVII’s current shareholders to influence corporate matters, including any future potential change in control or other material transaction.
●	Other Risks. Various other risks associated with the Transaction, the business of SVII and the business of Eagle described under the section entitled “Risk Factors.”

This explanation of the SVII Board’s reasons for approval of the Transaction is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

When you consider the recommendation of the SVII Board to vote in favor of approval of the Proposals, you should keep in mind that the SVII Initial Shareholders and certain of SVII’s directors and officers have interests in the Transaction that are different from, in addition to, or in conflict with, your interests as a shareholder. See the section entitled “Proposal No. 1 — The Transaction Proposal — Interests of SVII Initial Shareholders, Directors and Officers in the Transaction.” See also the sections entitled “Risk Factors” and “Beneficial Ownership of Securities” for more information and other risks.

When you consider the recommendation of the SVII Board to vote in favor of approval of the Transaction Proposal and the other Proposals described in this proxy statement/prospectus, you should keep in mind that the SVII Initial Shareholders and certain of SVII’s directors and officers have interests in the Transaction that are different from, in addition to, or in conflict with, your interests as a shareholder. These interests include, among other things:

●	the beneficial ownership interests that the SVII Initial Shareholders and certain of SVII’s directors and officers have in the 7,666,667 SVII Founder Shares, acquired prior to the IPO for an aggregate purchase price of $25,000, which shares would become worthless if SVII does not complete an initial business combination within the applicable time period, as the holders have waived liquidation rights with respect to such shares. The SVII Founder Shares have an aggregate market value of approximately $ , based on the closing price of the SVII Class A Ordinary Shares of $ on Nasdaq on , 2025 (without taking into account the forfeiture of any SVII Founder Shares in connection with the Closing);
●	the beneficial ownership interests that the Sponsor has in the 13,350,000 SVII Private Warrants, acquired for an aggregate purchase price of $13,350,000, which warrants would become worthless if SVII does not complete an initial business combination within the applicable time period, as there will be no distribution from the Trust Account with respect to SVII Warrants. The SVII Private Warrants have an aggregate market value of approximately $ , based on the closing price of the SVII Public Warrants of $ on Nasdaq on , 2025 (without taking into account the forfeiture of any SVII Private Warrants in connection with the Closing);
●	even if the trading price of the shares of New Eagle Common Stock following the consummation of the Transaction was as low as approximately $5.55 per share, the aggregate market value of the shares of New Eagle Common Stock issued in exchange for the 2,408,334 SVII Founder Shares to be retained by the SVII Initial Shareholders at the Closing (without taking into account the value of the New Eagle Warrants received upon conversion of the SVII Private Warrants retained at the Closing and excluding the aggregate 691,666 SVII Founder Shares to be transferred to the NRA Investors at the Closing) would be approximately equal to the initial investment in SVII by the SVII Initial Shareholders. As a result, if the Transaction is completed, the SVII Initial Shareholders are likely to be able to make a substantial profit on their investment in SVII even at a time when the shares of New Eagle Common Stock have lost significant value. On the other hand, if the Condition Precedent Proposals are not approved and SVII does not consummate an initial business combination by October 17, 2025, or such later date as may be approved by SVII’s shareholders, the SVII Initial Shareholders will lose their entire investment in SVII (except as to any liquidating distributions to which they may be entitled as holders of SVII Public Shares);
●	in connection with the IPO, the Sponsor agreed that it will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by any claims by a third party for services rendered or products sold to SVII (other than SVII’s independent registered public accounting firm) or a prospective target business with which SVII has discussed entering into a transaction agreement;
●	the SVII Articles specify certain rights of directors and officers to be indemnified by SVII, and of SVII’s directors and officers to be exculpated from monetary liability with respect to prior acts or omissions, which rights will continue after SVII’s initial business combination. If an initial business combination is not approved and SVII liquidates, SVII will not be able to perform its obligations to its directors and officers under those provisions;
●	none of SVII’s directors or officers has received any cash compensation for services rendered to SVII;
●	the Sponsor and SVII’s directors and officers, or any of their respective affiliates, will not receive reimbursement for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf, such as identifying potential target businesses and performing due diligence on suitable business combinations, to the extent such expenses exceed the amount not required to be retained in the Trust Account, unless an initial business combination is consummated;
●	in connection with the approval of the First SVII Articles Amendment, SVII and the Sponsor entered into the Extension Promissory Note, pursuant to which the Sponsor made Contributions of $1,500,000 to the Trust Account. Such Contributions are anticipated to be converted into 1,500,000 New Eagle Private Warrants in connection with the consummation of the Transaction. The Sponsor will not have any claim against the Trust Account with respect to such loans and, accordingly, SVII may not be able to repay or otherwise satisfy such loans if it does not complete an initial business combination;
●	the potential continuation of one or more of SVII’s directors or officers as directors or officers New Eagle following the consummation of the Transaction; and
●	the anticipated continuation of directors’ and officers’ liability insurance after the Transaction.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Compensation Received or to be Received by, and Securities Issued or to be Issued to, the Sponsor, SVII’s Directors and Officers, and their Affiliates

Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsor, SVII’s directors and officers, and their affiliates in connection with the Transaction or any related financing transaction, the amount of securities issued or to be issued by SVII to the Sponsor, SVII’s directors and officers, and their affiliates, and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Sponsor

The Sponsor paid $25,000 to cover certain pre-IPO expenses, in exchange for the issuance of the SVII Founder Shares, or approximately $0.004 per share, and subsequently transferred 40,000 SVII Founder Shares to each of SVII’s independent directors. In connection with the closing of the IPO, the Sponsor purchased the SVII Private Warrants for an aggregate purchase price of $13,350,000. At the Closing, pursuant to the Sponsor Support Agreement, the Sponsor will forfeit an amount of shares of New Eagle Common Stock and New Eagle Warrants such that the Sponsor will hold (i) 3,100,000 shares of New Eagle Common Stock (inclusive of shares representing the aggregate 120,000 SVII Founder Shares transferred to SVII’s independent directors as noted above and an aggregate of 691,666 SVII Founder Shares to be transferred to the NRA Investors in connection with the Closing) and (ii) 8,500,000 New Eagle Warrants (including 1,500,000 New Eagle Warrants to be received upon conversion of the Contributions pursuant to the Extension Promissory Note (as defined below)).

SVII has agreed to reimburse the Sponsor for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with activities on SVII’s behalf. As of June 30, 2025, SVII has not reimbursed the Sponsor for any out-of-pocket expenses.

In connection with the approval of SVII’s first extension, SVII and the Sponsor entered into an unsecured promissory note (the “Extension Promissory Note”), pursuant to which the Sponsor made Contributions of $1,500,000 to the Trust Account. Such Contributions are anticipated to be converted into 1,500,000 New Eagle Private Warrants in connection with the consummation of the Transaction.

	Interest in Securities	Other Compensation

SVII Directors and Officers	In February 2021, the Sponsor transferred 40,000 SVII Founder Shares to each of SVII’s independent directors.

SVII has agreed to reimburse its directors and officers for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by its directors and officers in connection with activities on SVII’s behalf. As of June 30, 2025, SVII has not reimbursed its directors and officers for any out-of-pocket expenses.

NRA Investors

Pursuant to the Non-Redemption Agreements, the Sponsor is obligated transfer, or forfeit and cause the issuance of, an aggregate of 691,666 shares of New Eagle Common Stock to the NRA Investors at the Closing.

None

De-SPAC, Potential Dilutive Impact [Text Block]

The following table presents the net tangible book value per share at various redemption levels assuming various sources of material probable dilution (but excluding the effects of the Transaction itself):

	No Additional		25%		50%		75%		Maximum
	Redemptions(1)		Redemptions(2)		Redemptions(3)		Redemptions(4)		Redemptions(5)
		Tangible		Tangible		Tangible		Tangible		Tangible
		Book		Book		Book		Book		Book
		Value		Value		Value		Value		Value
		per		per		per		per		per
	Shares	Share	Shares	Share	Shares	Share	Shares	Share	Shares	Share
SVII net tangible book value per share as of May 31, 2025 (unadjusted)	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43
Accretion (Dilution) of SVII shareholders assuming the redemption of shares	9,880,096	$2.43	9,326,739	$1.88	8,773,382	$1.25	8,220,024	$0.54	7,666,667	$(0.27)
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Rights(6)	12,180,096	$1.97	11,626,739	$1.50	11,073,382	$0.99	10,520,024	$0.42	9,966,667	$(0.21)
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Public Warrants(7)	23,680,096	$6.60	23,126,739	$6.48	22,573,382	$6.34	22,020,024	$6.21	21,466,667	$6.06
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Private Warrants(8)(9)	30,680,096	$7.72	30,126,739	$7.64	29,573,382	$7.57	29,020,024	$7.48	28,466,667	$7.40
Initial offering price of SVII		$10.00		$10.00		$10.00		$10.00		10.00
Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Transaction		$7.72		$7.64		$7.57		$7.48		7.40
Dilution to non-redeeming shareholders		$(2.28)		$(2.36)		$(2.43)		$(2.52)		$(2.60)
(1)	Assumes that no SVII Public Shareholders exercise redemption rights with respect to their SVII Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
(2)

Assumes that 25% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 553,357 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $6.5 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(3)

Assumes that 50% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 1,106,714 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $13 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(4)

Assumes that 75% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 1,660,072 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $19.6 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(5)

Assumes that all of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 2,213,429 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $26.1 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(6)	Assumes 23,000,000 SVII Rights are converted into 2,300,000 shares of New Eagle Common Stock.
(7)	Assumes 11,500,000 SVII Public Warrants are exercised at an exercise price of $11.50 per share.
(8)	Assumes 7,000,000 SVII Private Warrants are exercised at an exercise price of $11.50 per share.
(9)	Assumes 6,350,000 SVII Private Warrants are forfeited by the Sponsor.

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table presents the net tangible book value per share at various redemption levels assuming various sources of material probable dilution (but excluding the effects of the Transaction itself):

	No Additional		25%		50%		75%		Maximum
	Redemptions(1)		Redemptions(2)		Redemptions(3)		Redemptions(4)		Redemptions(5)
		Tangible		Tangible		Tangible		Tangible		Tangible
		Book		Book		Book		Book		Book
		Value		Value		Value		Value		Value
		per		per		per		per		per
	Shares	Share	Shares	Share	Shares	Share	Shares	Share	Shares	Share
SVII net tangible book value per share as of May 31, 2025 (unadjusted)	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43	9,880,096	$2.43
Accretion (Dilution) of SVII shareholders assuming the redemption of shares	9,880,096	$2.43	9,326,739	$1.88	8,773,382	$1.25	8,220,024	$0.54	7,666,667	$(0.27)
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Rights(6)	12,180,096	$1.97	11,626,739	$1.50	11,073,382	$0.99	10,520,024	$0.42	9,966,667	$(0.21)
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Public Warrants(7)	23,680,096	$6.60	23,126,739	$6.48	22,573,382	$6.34	22,020,024	$6.21	21,466,667	$6.06
Accretion (Dilution) of SVII shareholders assuming the exercise of SVII Private Warrants(8)(9)	30,680,096	$7.72	30,126,739	$7.64	29,573,382	$7.57	29,020,024	$7.48	28,466,667	$7.40
Initial offering price of SVII		$10.00		$10.00		$10.00		$10.00		10.00
Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Transaction		$7.72		$7.64		$7.57		$7.48		7.40
Dilution to non-redeeming shareholders		$(2.28)		$(2.36)		$(2.43)		$(2.52)		$(2.60)

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]
(1)	Assumes that no SVII Public Shareholders exercise redemption rights with respect to their SVII Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
(2)

Assumes that 25% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 553,357 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $6.5 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(3)

Assumes that 50% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 1,106,714 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $13 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(4)

Assumes that 75% of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 1,660,072 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $19.6 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(5)

Assumes that all of SVII Public Shareholders who are not subject to a non-redemption agreement, holding 2,213,429 SVII Class A Ordinary Shares, will exercise their redemption rights for an aggregate payment of approximately $26.1 million (based on the estimated per-share redemption price of approximately $11.79 per share) from the Trust Account based on funds in the Trust Account as of May 31, 2025.

(6)	Assumes 23,000,000 SVII Rights are converted into 2,300,000 shares of New Eagle Common Stock.
(7)	Assumes 11,500,000 SVII Public Warrants are exercised at an exercise price of $11.50 per share.
(8)	Assumes 7,000,000 SVII Private Warrants are exercised at an exercise price of $11.50 per share.
(9)	Assumes 6,350,000 SVII Private Warrants are forfeited by the Sponsor.